UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Shenkman Short Duration High Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 10.65%
AEROSPACE & DEFENSE - 1.31%
Sequa Corp., 5.25%, 05/29/2017	$200,000	$201,562

BEVERAGE & FOOD - 1.31%
US Foods, Inc., 5.75%, 03/31/2017	200,000	200,531

CHEMICALS - 1.31%
PQ Corp, 5.25%, 05/01/2017	100,000	100,702
Univar USA, 5.00%, 07/02/2017	100,000	99,858
		200,560

CONSUMER PRODUCTS - 0.99%
Tempur-Pedic, 4.00%, 09/27/2019	150,000	152,116

GAMING - 0.99%
MGM Resorts International, 4.25%, 12/20/2019	150,000	151,744

GENERAL INDUSTRIAL MANUFACTURING - 1.64%
Hamilton Sundstrand, 5.00%, 12/05/2019	150,000	151,687
Tomkins LLC, 5.00%, 11/05/2018	100,000	101,063
		252,750

HEALTHCARE - 0.49%
United Surgical Partners International, 6.00%, 04/03/2019	74,813	75,561

OIL & GAS - 0.65%
Chesapeake Energy Corp., 5.75%, 12/02/2017	100,000	100,294

TECHNOLOGY - 1.31%
SunGard Data Systems, Inc., 4.50%, 01/01/2015	200,000	202,000

TELECOMMUNICATIONS - 0.65%
Consolidated Communications, 5.25%, 12/31/2018	100,000	100,125

TOTAL BANK LOAN OBLIGATIONS (Cost $1,613,532)		1,637,243

CORPORATE BONDS - 85.65%
AEROSPACE & DEFENSE - 1.05%
Spirit Aerosystems, Inc., 7.50%, 10/01/2017	150,000	161,250

APPAREL & TEXTILES - 0.35%
Hanesbrands, Inc., 8.00%, 12/15/2016	49,000	53,900

AUTOMOTIVE - 2.38%
Cooper-Standard Automotive, Inc., 8.50%, 05/01/2018	75,000	81,000
KAR Auction Services, 4.299%, 05/01/2014 (a)	175,000	176,095
Lear Corp., 7.875%, 03/15/2018	100,000	109,250
		366,345

BEVERAGE & FOOD - 4.96%
Cott Beverages, Inc., 8.125%, 09/01/2018	100,000	111,000
Dole Food Co., 8.75%, 07/15/2013	300,000	312,000
Pinnacle Foods LLC, 9.25%, 04/01/2015	227,000	231,540
TreeHouse Foods, Inc., 7.75%, 03/01/2018	100,000	108,750
		763,290

CHEMICALS - 0.27%
Huntsman International LLC, 5.50%, 06/30/2016	41,000	41,103

CONSUMER PRODUCTS - 3.93%
Jarden Corp., 8.00%, 05/01/2016	300,000	320,250
NBTY, Inc., 9.00%, 10/01/2018	100,000	113,500
Spectrum Brands, Inc., 9.50%, 06/15/2018	150,000	171,000
		604,750

FINANCE - 2.93%
Ally Financial, Inc.,
3.125%, 01/15/2016	50,000	50,090
7.50%, 12/31/2013	125,000	132,344
CIT Group, Inc., 4.25%, 08/15/2017	100,000	103,443
Fidelity National Information Services, 7.625%, 07/15/2017	150,000	163,875
		449,752

FOOD & DRUG - 4.76%
Ingles Markets, Inc., 8.875%, 05/15/2017	150,000	160,688
Stater Brothers Holdings, Inc., 7.75%, 04/15/2015	300,000	307,500
Tops Holding Corp., 10.125%, 10/15/2015	250,000	263,906
		732,094

FORESTRY & PAPER - 1.74%
Boise Paper Holdings LLC, 9.00%, 11/01/2017	145,000	159,137
Graphic Packaging International, Inc., 9.50%, 06/15/2017	100,000	108,500
		267,637

GAMING - 1.58%
MGM Resorts International, 5.88%, 02/27/2014	150,000	156,750
Penn National Gaming, Inc., 8.75%, 08/15/2019	75,000	85,875
		242,625

GENERAL INDUSTRIAL MANUFACTURING - 1.45%
SPX Corp.
7.625%, 12/15/2014	50,000	55,000
6.875%, 09/01/2017	50,000	56,000
Tomkins LLC, 9.00%, 10/01/2018 (a)	100,000	112,500
		223,500

HEALTH - 6.85%
Bausch & Lomb, Inc., 9.875%, 11/01/2015	122,000	126,270
Catalent Pharma Solutions, 9.50%, 04/15/2015	125,000	128,150
Grifols, Inc., 8.25%, 02/01/2018	75,000	82,969
HCA Holdings, Inc., 6.75%, 07/15/2013	200,000	206,000
Tenet Healthcare Corp., 10.00%, 05/01/2018	150,000	171,375
Universal Hospital Services, 3.902, 06/01/2015 (a)	175,000	175,109
Valeant Pharmaceuticals International, Inc., 6.75%, 10/01/2017 (b)(c)	150,000	162,750
		1,052,623

HOTEL - 4.42%
FelCor Lodging Trust, 10.00%, 10/01/2014	250,000	290,000
Host Hotels & Resorts, Inc., 6.75%, 06/01/2016	86,000	88,365
Ryman Hospitality Properties, Inc., 6.75%, 11/15/2014	300,000	300,750
		679,115

LEISURE & ENTERTAINMENT - 1.05%
Speedway Motorsports, Inc., 8.75%, 06/01/2016	150,000	161,062

MEDIA - BROADCAST - 4.29%
Belo Corp., 8.00%, 11/15/2016	300,000	328,125
Nexstar Broadcasting Group, Inc., 8.875%, 04/15/2017	100,000	110,250
Sinclair Television Group, 9.25%, 11/01/2017 (c)	200,000	221,000
		659,375

MEDIA - CABLE - 5.00%
CCO Holdings, LLC, 7.25%, 10/30/2017	144,000	157,680
Cequel Communications Holdings LLC, 8.625%, 11/15/2017 (c)	200,000	215,000
DISH DBS Corp., 7.00%, 10/01/2013	150,000	156,375
UPC Holding B.V., 9.875%, 04/15/2018 (b)(c)	100,000	113,500
Videotron, 6.375%, 12/15/2015 (b)	125,000	126,962
		769,517

MEDIA - DIVERSIFIED & SERVICE - 6.86%
Inmarsat Finance PLC, 7.375%, 12/01/2017 (b)(c)	150,000	162,000
Intelsat S.A., 6.50%, 11/01/2013 (b)	150,000	156,000
Lamar Media Corp., 7.875%, 04/15/2018	150,000	166,500
Liberty Interactive Corp., 5.70%, 05/15/2013	150,000	152,438
Nielsen Finance LLC,
11.625%, 02/01/2014	150,000	167,250
7.75%, 10/15/2018	75,000	84,188
Quebecor Media, Inc., 7.75%, 03/15/2016 (b)	108,000	110,970
Telesat, 12.50%, 11/01/2017 (b)	50,000	55,062
		1,054,408

METALS & MINING - 0.69%
FMG Resources, 7.00%, 11/01/2015 (b)(c)	100,000	105,500

NON-FOOD & DRUG RETAILERS - 1.30%
Toys 'R' Us Property Co. I LLC, 10.75%, 07/15/2017	100,000	108,250
Yankee Candle Co., 8.50%, 02/15/2015	91,000	91,682
		199,932

OIL & GAS - 7.80%
Berry Petroleum Co., 10.25%, 06/01/2014	150,000	166,875
CGG Veritas, 9.50%, 05/15/2016 (b)	100,000	107,750
Chesapeake Energy Corp., 9.50%, 02/15/2015	50,000	56,750
Concho Resources, Inc., 8.625%, 10/01/2017	150,000	164,062
Forest Oil Corp., 8.50%, 02/15/2014	75,000	79,875
Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (c)	100,000	102,750
Hornbeck Offshore Services, Inc., 8.00%, 09/01/2017	50,000	53,750
Petrohawk Energy Corp., 10.50%, 08/01/2014	250,000	266,347
SESI LLC, 6.875%, 06/01/2014	149,000	149,373
Whiting Petroleum Corp., 7.00%, 02/01/2014	50,000	52,625
		1,200,157

PACKAGE - 1.41%
Berry Plastics Corp., 8.25%, 11/15/2015	100,000	104,750
Greif, Inc., 6.75%, 02/01/2017	100,000	112,000
		216,750

PRINTING & PUBLISHING - 2.00%
R.R.Donnelley & Sons Co. 4.95%, 04/01/2014	300,000	308,250

STEEL - 1.06%
ArcelorMittal 9.50%, 02/15/2015 (b)	100,000	111,337
Steel Dynamics, Inc., 6.75%, 04/01/2015	50,000	50,875
		162,212

SUPPORT - SERVICES - 6.25%
ARAMARK Corp., 8.50%, 02/01/2015	310,000	311,941
Avis Budget Group, 9.625%, 03/15/2018	75,000	84,000
Corrections Corporation of America, 7.75%, 06/01/2017	100,000	106,750
TransUnion LLC, 11.375%, 06/15/2018	125,000	146,250
West Corp., 11.00%, 10/15/2016	300,000	312,750
		961,691

TECHNOLOGY - 0.67%
SunGard Data Systems, Inc., 4.875%, 01/15/2014	100,000	103,625

TELECOMMUNICATIONS - 4.34%
Equinix, Inc., 8.125%, 03/01/2018	100,000	110,625
Frontier Communications Corp.
7.875%, 04/15/2015	100,000	112,250
8.25%, 05/01/2014	5,000	5,413
Paetec Holdings Corp., 8.875%, 06/30/2017	55,000	59,263
Sprint Nextel Corp., 9.125%, 03/01/2017	75,000	88,687
tw telecom Holdings Inc., 8.00%, 03/01/2018	75,000	82,500
Windstream Corp., 8.125%, 08/01/2013	200,000	208,500
		667,238

UTILITIES - 6.26%
AES Corp., 7.75%, 03/01/2014	300,000	321,000
Calpine Corp., 7.25%, 10/15/2017 (c)	150,000	160,500
Copano Energy, LLC, 7.75%, 06/01/2018	150,000	158,813
El Paso Corp., 6.875%, 06/15/2014	200,000	215,158
GenOn Energy, Inc., 7.625%, 06/15/2014	100,000	107,250
		962,721

TOTAL CORPORATE BONDS (Cost $13,093,191)		13,170,422

SHORT-TERM INVESTMENTS - 9.71%
Money Market Funds - 9.71%
Fidelity Government Portfolio - Institutional Class, 0.01% (d)	1,493,562	1,493,562
TOTAL SHORT-TERM INVESTMENTS (Cost $1,493,562)		1,493,562

Total Investments (Cost $16,200,285) - 106.01%		16,301,227
Liabilities in Excess of Other Assets - (6.01%)		(923,729)
TOTAL NET ASSETS - 100.00%		$15,377,498

Footnotes

Percentages are stated as a percent of net assets.

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2012
(b)	U.S. traded security of a foreign issuer
(c)
Rule 144A security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed this security to be liquid based upon proceedures approved by the Board of Trustees.  As of December 31, 2012 the value of these investments as $1,243,000 or 8.08% of net assets.

(d)	Rate shown is the 7-day yield as of December 31, 2012.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Cost of investments	$16,200,285
Gross unrealized appreciation	105,100
Gross unrealized depreciation	(4,158)
Net unrealized appreciation	$100,942

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at December 31, 2012 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that theFund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2012 (Unaudited):

	Level 1	Level 2	Level 3	Total
Bank Loan Obligations	$-	$1,637,243	$-	$1,637,243
Corporate Bonds	-	13,170,422	-	13,170,422
Short-Term Investments	1,493,562	-	-	1,493,562
Total Investments	$1,493,562	$14,807,665	$-	$16,301,227

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the period ended December 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended December 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date           3/1/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date          3/1/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date          3/1/2013

* Print the name and title of each signing officer under his or her signature.